Apr. 01, 2019

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES, SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED JANUARY 22, 2020 TO THE PROSPECTUS DATED APRIL 1, 2019, AS SUPPLEMENTED

This supplement supersedes the Prospectus supplement dated November 4, 2019.

1.
Northern Trust Investments, Inc. has agreed to extend its contractual agreement to reimburse a portion of the operating expenses of the U.S. Government Select Portfolio (the “Portfolio”) so that the contractual limitation may not be terminated before January 22, 2021 without the approval of the Board of Trustees. All references to a termination date of April 1, 2020 in the footnotes to the Portfolio’s fee tables in the sections entitled “PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Shares – Fees and Expenses of the Portfolio” and “PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Service Shares and Premier Shares – Fees and Expenses of the Portfolio” are hereby deleted and replaced with a termination date of January 22, 2021.

2.
The second sentence of the first paragraph under the sections entitled “FUND SUMMARIES – U.S. Government Select Portfolio – Shares – Principal Investment Strategies” on page 25 of the Prospectus and “FUND SUMMARIES – U.S. Government Select Portfolio – Service Shares and Premier Shares – Principal Investment Strategies” on page 29 of the Prospectus is deleted and replaced with the following:

Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

•	U.S. Treasury bills;
•	U.S. Treasury notes;
•	U.S. Treasury STRIPS;
•	securities issued by the Federal Home Loan Bank (FHLB);
•	securities issued by the Federal Farm Credit Bank (FFCB); and
•	securities issued by the Tennessee Valley Authority.

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — WILLIAMS CAPITAL SHARES

SUPPLEMENT DATED JANUARY 22, 2020 TO THE PROSPECTUS DATED APRIL 1, 2019, AS SUPPLEMENTED

This supplement supersedes the Prospectus supplement dated November 4, 2019.

1.
Northern Trust Investments, Inc. has agreed to extend its contractual agreement to reimburse a portion of the operating expenses of the U.S. Government Select Portfolio (the “Portfolio”) so that the contractual limitation may not be terminated before January 22, 2021 without the approval of the Board of Trustees. All references to a termination date of April 1, 2020 in the footnotes to the Portfolio’s fee table in the section entitled “PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Fees and Expenses of the Portfolio” are hereby deleted and replaced with a termination date of January 22, 2021.

2.
The second sentence of the first paragraph under the section entitled “FUND SUMMARIES – U.S. Government Select Portfolio – Principal Investment Strategies” on page 8 of the Prospectus is deleted and replaced with the following:

Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

•	U.S. Treasury bills;
•	U.S. Treasury notes;
•	U.S. Treasury STRIPS;
•	securities issued by the Federal Home Loan Bank (FHLB);
•	securities issued by the Federal Farm Credit Bank (FFCB); and
•	securities issued by the Tennessee Valley Authority.